Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Earnings Per Share [Abstract]
Net loss	$ (8,443)	$ (1,014)
Weighted-average shares outstanding, basic	26,382,190	25,000,000
Weighted-average shares outstanding, diluted	26,382,190	25,000,000
Net loss per share - basic	$ (0.32)	$ (0.04)
Net loss per share - diluted	$ (0.32)	$ (0.04)